INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

13. INCOME TAXES

The Company was incorporated in the United States of America (“USA”) and has operations in one tax jurisdiction, i.e. the PRC. The Company generated substantially all of its sales from its operations in the PRC for the three months ended March 31, 2023 and 2022, and recorded income tax provision for the periods.

China has a tax rate of 25% for all enterprises (including foreign-invested enterprises).

Uncertain Tax Positions

Interest associated with unrecognized tax benefits are classified as income tax, and penalties are classified in selling, general and administrative expenses in the statements of operations. For the three months ended March 31, 2023 and 2022, the Company had no unrecognized tax benefits and related interest and penalties expenses. Currently, the Company is not subject to examination by major tax jurisdictions.

13. INCOME TAXES

The Company was incorporated in the United States of America (“USA”) and has operations in one tax jurisdiction, i.e. the PRC. The Company generated substantially all of its sales from its operations in the PRC for the years ended December 31, 2022 and 2021, and recorded income tax provision for the periods.

China has a tax rate of 25% for all enterprises (including foreign-invested enterprises).

The components of the provision for income taxes for the years ended December 31, 2022 and 2021 consisted of the following:

	For the Year Ended December 31,
	2022	2021
Current:
China	$(761)	$292,891
Total current	(761)	292,891
Deferred:
China	1,858	(18,570)
Total deferred	1,858	(18,570)
Total income tax expense	$1,097	$274,321

Deferred tax assets as of December 31, 2022 and 2021 consisted of the following:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Accumulated amortization	$15,556	$18,795

The following table reconciles the statutory rates to the Company’s effective tax rate for years ended December 31, 2022 and 2021:

	2022	2021
Statutory U.S. federal income tax rate	(21.0)%	21.0%
Foreign tax rate differential	(3.8)%	216.5%
Change in valuation allowances	25.0%	3,634.4%
Other	(0.2)%	-%
Effective combined tax rate	0.0%	3,871.9%

As of December 31, 2022, the Company had approximately $4,139,357 net operating loss carry-forwards available to offset future taxable income in China primarily from Aixin Shangyan Hotel and Aixintang Pharmacies. The Company’s net operating loss carry-forwards begins to expire in 2023. After consideration of all information available, management believes that uncertainty exists with respect to future realization of its deferred tax assets resulted from net operating loss carry-forwards due to the Company’s net loss, and established a full valuation allowance of deferred tax assets resulted from net operating loss carry-forwards.

Uncertain Tax Positions

Interest associated with unrecognized tax benefits are classified as income tax, and penalties are classified in selling, general and administrative expenses in the statements of operations. For the years ended December 31, 2022 and 2021, the Company had no unrecognized tax benefits and related interest and penalties expenses. Currently, the Company is not subject to examination by major tax jurisdictions.